UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2015

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2014 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—42.2%
	Advertising—0.4%
$5,650	Affinion Group, Inc., 7.875%, 12/15/18	$5,198,000

	Aerospace & Defense—0.5%
250	Bombardier, Inc., 6.00%, 10/15/22 (a)(b)	254,687
5,570	Erickson, Inc., 8.25%, 5/1/20 (a)(b)	5,709,250

		5,963,937

	Auto Components—0.9%
4,180	Chassix, Inc., 9.25%, 8/1/18 (a)(b)	4,545,750
5,280	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	5,860,800

		10,406,550

	Auto Manufacturers—0.7%
7,410	Chrysler Group LLC, 8.25%, 6/15/21	8,484,450

	Commercial Services—3.1%
4,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	4,560,000
11,500	Cenveo Corp., 11.50%, 5/15/17	11,557,500
5,705	DynCorp International, Inc., 10.375%, 7/1/17	5,997,381
7,375	Monitronics International, Inc., 9.125%, 4/1/20	7,891,250
5,716	National Money Mart Co., 10.375%, 12/15/16	5,994,655

		36,000,786

	Commercial Services & Supplies—0.7%
5,645	United Rentals North America, Inc., 8.375%, 9/15/20	6,265,950
2,255	West Corp., 8.625%, 10/1/18	2,395,938

		8,661,888

	Construction Materials—0.6%
6,810	US Concrete, Inc., 8.50%, 12/1/18 (a)(b)	7,405,875

	Consumer Finance—0.8%
3,210	SLM Corp., 8.45%, 6/15/18	3,785,794
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	5,601,225

		9,387,019

	Distribution/Wholesale—0.8%
8,170	HD Supply, Inc., 11.00%, 4/15/20	9,701,875

	Diversified Consumer Services—0.6%
6,815	Cambium Learning Group, Inc., 9.75%, 2/15/17	6,985,375

	Diversified Financial Services—2.0%
8,395	Affinion Investments LLC, 13.50%, 8/15/18 (a)(b)	8,856,303
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	8,244,487
7,130	12.75%, 5/1/20 (a)(b)	5,971,375

		23,072,165

	Diversified Telecommunications—0.9%
10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	10,795,172

	Electrical Components & Equipment—1.2%
13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	13,958,588

	Electronic Equipment, Instruments & Components—1.4%
7,725	Kemet Corp., 10.50%, 5/1/18	8,207,813
7,500	Viasystems, Inc., 7.875%, 5/1/19 (a)(b)	7,968,750

		16,176,563

	Energy Equipment & Services—0.6%
2,830	Hercules Offshore, Inc., 8.75%, 7/15/21 (a)(b)	3,042,250
3,749	Pioneer Drilling Co., 9.875%, 3/15/18	3,950,696

		6,992,946

	Food & Staples Retailing—0.9%
5,000	Rite Aid Corp., 10.25%, 10/15/19	5,443,750
5,000	US Foods, Inc., 8.50%, 6/30/19	5,372,500

		10,816,250

	Health Care Providers & Services—0.8%
8,875	ExamWorks Group, Inc., 9.00%, 7/15/19	9,695,938

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Healthcare-Products—0.9%
$8,885	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	$10,103,045

	Hotels, Restaurants & Leisure—1.8%
9,120	DineEquity, Inc., 9.50%, 10/30/18	9,883,800
8,405	MGM Resorts International, 11.375%, 3/1/18	10,884,475

		20,768,275

	Household Durables—1.1%
	Beazer Homes USA, Inc.,
2,945	7.25%, 2/1/23	3,055,438
5,045	9.125%, 5/15/19	5,435,987
3,950	Jarden Corp., 7.50%, 5/1/17	4,512,875

		13,004,300

	Household Products/Wares—0.7%
7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	8,418,563

	Internet Software & Services—1.1%
	EarthLink, Inc.,
2,800	7.375%, 6/1/20	2,943,500
10,060	8.875%, 5/15/19	10,034,850

		12,978,350

	Iron/Steel—0.7%
7,305	AK Steel Corp., 8.375%, 4/1/22	7,615,462

	Leisure Time—0.8%
8,855	Travelport LLC, 11.875%, 9/1/16	9,021,031

	Lodging—0.5%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	6,130,575

	Machinery—0.6%
6,755	Navistar International Corp., 8.25%, 11/1/21	7,033,644

	Media—2.8%
5,500	AMC Entertainment, Inc., 9.75%, 12/1/20	6,325,000
8,355	McClatchy Co., 9.00%, 12/15/22	9,597,806
8,220	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 10.00%, 4/1/21 (a)(b)	9,432,450
3,745	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	3,445,400
3,871	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)	4,064,550

		32,865,206

	Metals & Mining—1.7%
6,590	ArcelorMittal, 10.35%, 6/1/19	8,385,775
	Thompson Creek Metals Co., Inc.,
8,295	7.375%, 6/1/18	8,108,362
2,830	12.50%, 5/1/19	3,190,825

		19,684,962

	Miscellaneous Manufacturing—0.4%
5,100	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	5,253,000

	Oil & Gas—1.4%
9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	9,785,312
6,038	United Refining Co., 10.50%, 2/28/18	6,671,990

		16,457,302

	Oil, Gas & Consumable Fuels—1.9%
2,840	Arch Coal, Inc., 9.875%, 6/15/19	2,442,400
9,890	Endeavour International Corp., 12.00%, 3/1/18	9,593,300
5,050	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	5,826,437
4,500	Laredo Petroleum, Inc., 9.50%, 2/15/19	4,972,500

		22,834,637

	Packaging & Containers—0.6%
6,692	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	7,511,770

	Paper & Forest Products—0.3%
3,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	3,330,000

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Retail—1.3%
$9,465	Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21 (a)(b)	$10,458,825
6110	Toys "R" Us, Inc., 10.375%, 8/15/17	4,949,100

		15,407,925

	Semiconductors & Semiconductor Equipment—0.9%
2,580	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,712,225
7,160	Freescale Semiconductor, Inc., 10.75%, 8/1/20	8,171,350

		10,883,575

	Software—1.7%
	First Data Corp.,
5,645	8.25%, 1/15/21 (a)(b)	6,153,050
2,825	10.625%, 6/15/21	3,252,281
9,045	12.625%, 1/15/21	10,899,225

		20,304,556

	Specialty Retail—0.7%
4,160	Brown Shoe Co., Inc., 7.125%, 5/15/19	4,404,483
3,500	Claire's Stores, Inc., 9.00%, 3/15/19 (a)(b)	3,622,500

		8,026,983

	Telecommunications—1.1%
7,415	Consolidated Communications Finance Co., 10.875%, 6/1/20	8,647,744
4,520	NII International Telecom SCA, 11.375%, 8/15/19 (a)(b)	3,864,600

		12,512,344

	Transportation—1.5%
8,144	Quality Distribution LLC, 9.875%, 11/1/18	8,775,160
8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18	9,374,138

		18,149,298

	Wireless Telecommunication Services—0.8%
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	9,834,825

	Total Corporate Bonds & Notes (cost-$482,234,598)	497,833,005

Shares
CONVERTIBLE PREFERRED STOCK—38.8%
	Aerospace & Defense—1.5%
270,095	United Technologies Corp., 7.50%, 8/1/15	17,772,251

	Airlines—1.5%
361,355	Continental Airlines Finance Trust II, 6.00%, 11/15/30	18,225,843

	Automobiles—1.5%
495,375	The Goldman Sachs Group, Inc., 8.50%, 12/16/14 (General Motors) (c)	17,136,012

	Commercial Banks—4.5%
9,695	Huntington Bancshares, Inc., 8.50% (d)	12,821,637
364,075	The Goldman Sachs Group, Inc., 8.00%, 1/14/15 (Citigroup Inc.) (c)	17,362,737
19,020	Wells Fargo & Co., 7.50%, Ser. L (d)	23,432,640

		53,617,014

	Diversified Financial Services—1.4%
13,790	Bank of America Corp., 7.25%, Ser. L (d)	16,410,927

	Diversified Telecommunication Services—0.1%
25,335	Intelsat SA, 5.75%, 5/1/16	1,329,327

	Electric Utilities—0.9%
179,015	NextEra Energy, Inc., 5.799%, 9/1/16	10,128,669

	Energy Equipment & Services—3.6%
313,380	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes)(c)	20,717,552
395,170	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton)(c)	21,611,847

		42,329,399

	Health Care Providers & Services—1.5%
339,700	JPMorgan Chase & Co., 8.00%, 5/5/15 (HCA Holdings, Inc.)(c)	17,586,269

	Household Durables—2.8%
171,185	Stanley Black & Decker, Inc., 6.25%, 11/17/16	19,477,429
374,000	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.)(c)	13,531,320

		33,008,749

	Insurance—0.9%
344,050	MetLife, Inc., 5.00%, 10/8/14	10,166,678

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2014 (unaudited) (continued)

Shares		Value*
	Metals & Mining—2.2%
633,320	ArcelorMittal, 6.00%, 1/15/16	$14,863,260
662,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	11,419,500

		26,282,760

	Multiline Retail—1.5%
317,620	The Goldman Sachs Group, Inc., 8.00%, 1/12/15 (Macy's) (c)	17,578,997

	Multi-Utilities—1.0%
239,645	AES Trust III, 6.75%, 10/15/29	12,344,114

	Oil, Gas & Consumable Fuels—2.3%
191,170	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.) (c)	18,356,143
14,100	Energy XXI Bermuda Ltd., 5.625% (d)	3,663,798
124,235	PetroQuest Energy, Inc., 6.875% (d)	5,493,523

		27,513,464

	Pharmaceuticals—3.0%
143,430	Bank of America Corp., 8.00%, 2/10/15 (Allergan, Inc.) (c)	19,431,896
333,295	JPMorgan Chase & Co., 8.00%, 4/30/15 (Mylan, Inc.) (c)	16,098,149

		35,530,045

	Real Estate Investment Trust—5.3%
439,700	Alexandria Real Estate Equities, Inc., 7.00% (d)	12,483,083
798,310	FelCor Lodging Trust, Inc., 1.95%, Ser. A (d)	20,029,598
208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	12,364,290
290,055	Weyerhaeuser Co., 6.375%, 7/1/16	17,008,825

		61,885,796

	Real Estate Management & Development—0.1%
51,005	Forestar Group, Inc., 6.00%, 12/15/16	1,219,530

	Specialty Retail—1.7%
16,000	Barnes & Noble, Inc., 7.75%, 8/18/21 (a)(b)	19,979,000

	Technology Hardware, Storage & Peripherals—1.5%
27,900	Bank of America Corp., 8.00%, 5/12/15 (Apple, Inc.)(c)	17,278,191

	Total Convertible Preferred Stock (cost-$421,810,441)	457,323,035

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—17.2%
	Biotechnology—0.4%
$5,385	Dendreon Corp., 2.875%, 1/15/16	4,011,825

	Capital Markets—2.6%
7,740	Ares Capital Corp., 5.75%, 2/1/16	8,310,825
13,195	BGC Partners, Inc., 4.50%, 7/15/16	14,143,391
8,460	Walter Investment Management Corp., 4.50%, 11/1/19	7,688,025

		30,142,241

	Commercial Services—1.8%
20,305	Cenveo Corp., 7.00%, 5/15/17	21,650,206

	Construction Materials—0.8%
7,645	Cemex S.A.B. de C.V., 4.875%, 3/15/15	9,656,591

	Hotels, Restaurants & Leisure—2.1%
9,075	MGM Resorts International, 4.25%, 4/15/15	13,198,453
11,940	Morgans Hotel Group Co., 2.375%, 10/15/14	11,850,450

		25,048,903

	Insurance—0.3%
3,965	HCI Group, Inc., 3.875%, 3/15/19 (a)(b)	3,637,887

	Life Sciences Tools & Services—0.7%
8,125	Sequenom, Inc., 5.00%, 10/1/17	7,774,609

	Machinery—3.0%
	Meritor, Inc.,
12,480	4.625%, 3/1/26 (e)	13,501,800
5,655	7.875%, 3/1/26	9,362,560
11,335	Navistar International Corp., 3.00%, 10/15/14	11,412,928
1,100	Wabash National Corp., 3.375%, 5/1/18	1,526,250

		35,803,538

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—0.5%
$9,625	Endeavour International Corp., 5.50%, 7/15/16	$5,775,000

	Personal Products—0.4%
5,385	Herbalife Ltd., 2.00%, 8/15/19 (a)(b)	5,092,218

	Real Estate Investment Trust—0.6%
7,070	IAS Operating Partnership LP, 5.00%, 3/15/18 (a)(b)	6,924,181

	Software—1.4%
6,335	Nuance Communications, Inc., 2.75%, 8/15/27	6,540,887
10,320	TeleCommunication Systems, Inc., 7.75%, 6/30/18	10,165,200

		16,706,087

	Thrifts & Mortgage Finance—0.6%
6,535	MGIC Investment Corp., 5.00%, 5/1/17	7,535,672

	Tobacco—1.9%
	Vector Group Ltd., (f)
5,665	1.75%, 4/15/20	5,880,978
11,865	2.50%, 1/15/19	15,841,911

		21,722,889

	Trading Companies & Distribution—0.1%
1,190	Titan Machinery, Inc., 3.75%, 5/1/19	1,047,944

	Total Convertible Bonds & Notes (cost-$180,803,185)	202,529,791

SHORT-TERM INVESTMENT—1.8%
	Time Deposit—1.8%
21,046	JP Morgan Chase & Co.-Nassau, 0.03%, 6/2/14 (cost-$21,045,560)	21,045,560

	Total Investments (cost-$1,105,893,784) (g)—100.0%	$1,178,731,391

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from are valued daily a quotation reporting system, established market makers, or independent pricing services. The Fund's investments are valued using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the "Board") has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the "Investment Manager") and Allianz Global Investors U.S. LLC (the "Sub-Adviser"), an affiliate of the Investment Manager. The Fund's Valuation Committee was established by the Board to oversee the implementation of the Fund's valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are value at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $133,193,671, representing 11.3% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Perpetual maturity. The date shown, if any, is the next call date.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At May 31, 2014, the cost basis of portfolio securities for federal income tax purposes was $1,112,566,199. Gross unrealized appreciation was $95,807,316, gross unrealized depreciation was $29,642,124 and net unrealized appreciation was $66,165,192. Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser's or Valuation Committee's own assumptions and single broker's quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund's policy is to recognize transfers between levels at the end of the reporting period. An investment asset's or liability's level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless if the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker- dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector- specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable the values are categorized as Level 3.

A summary of the inputs used at May 31, 2014 in valuing the Fund's assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 5/31/14
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$497,833,005	$—	$497,833,005
Convertible Preferred Stock:
Airlines	—	18,225,843	—	18,225,843
Automobiles	—	—	17,136,012	17,136,012
Commercial Banks	36,254,277	—	17,362,737	53,617,014
Diversified Telecommunication Services	—	1,329,327	—	1,329,327
Energy Equipment & Services	—	—	42,329,399	42,329,399
Health Care Providers & Services	—	—	17,586,269	17,586,269
Household Durables	19,477,429	—	13,531,320	33,008,749
Metals & Mining	11,419,500	14,863,260	—	26,282,760
Multiline Retail	—	—	17,578,997	17,578,997
Oil, Gas & Consumable Fuels	—	9,157,321	18,356,143	27,513,464
Pharmaceuticals	—	—	35,530,045	35,530,045
Technology Hardware, Storage & Peripherals	—	—	17,278,191	17,278,191
All Other	149,906,965	—	—	149,906,965
Convertible Bonds & Notes	—	202,529,791	—	202,529,791
Short-Term Investment	—	21,045,560	—	21,045,560

Totals	$217,058,171	$764,984,107	$196,689,113	$1,178,731,391

At May 31, 2014, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2014, was as follows:

	Beginning Balance 2/28/14	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/14
Investments in Securities—Assets
Convertible Preferred Stock:
Automobiles	$13,802,523	$4,474,514	$—	$—	$—	$(1,141,025)	$—	$—	$17,136,012
Commercial Banks	15,935,338	2,428,330	—	—	—	(1,000,931)	—	—	17,362,737
Computers & Peripherals	12,985,586	—	(13,019,681)†	—	—	34,095	—	—	—
Energy Equipment & Services	39,698,096	—	—	—	—	2,631,303	—	—	42,329,399
Health Care Providers & Services	—	18,043,098	—	—	—	(456,829)	—	—	17,586,269
Household Durables	14,324,200	—	—	—	—	(792,880)	—	—	13,531,320
Insurance	14,641,250	—	(14,915,891)	—	1,319,888	(1,045,247)	—	—	—
Internet & Catalog Retail	14,992,436	—	(13,224,046)	—	2,121,459	(3,889,849)	—	—	—
Multiline Retail	17,715,255	—	—	—	—	(136,258)	—	—	17,578,997
Oil, Gas & Consumable Fuels	18,189,826	—	—	—	—	166,317	—	—	18,356,143
Pharmaceuticals	17,363,636	16,702,079	—	—	—	1,464,330	—	—	35,530,045
Technology Hardware, Storage & Peripherals	—	16,735,165	—	—	—	543,026	—	—	17,278,191

Totals	$179,648,146	$58,383,186	$(41,159,618)	$—	$3,441,347	$(3,623,948)	$—	$—	$196,689,113

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2014:

	Ending Balance at 5/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Convertible Preferred Stock	$196,689,113	Third-Party Pricing Vendor	Single Broker Quote	$34.592-$619.29

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2014 was $1,201,258.

†	Stock Conversion.

Glossary:

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: July 21, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: July 21, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: July 21, 2014